Borrowings - Debt Extensions (Q2) (Details) - Notes payable - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2021
Principal amount of 1st extension promissory notes
Debt Instrument [Line Items]
Interest Rate					12.00%		12.00%
Principal amount of extension promissory notes	$ 0	$ 0	$ 0	$ 122	$ 122	$ 829
Principal amount of 2nd extension promissory notes
Debt Instrument [Line Items]
Interest Rate					15.00%		15.00%
Principal amount of extension promissory notes	$ 0	$ 0	$ 122	$ 300	$ 603	$ 890